Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments received as collateral	$ 123,940	$ 68,252
Gross carrying amount
Financial instruments
Loans and advances to customers	839,521	772,088
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers	332,396	359,178
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers	507,125	412,910
Mexico | Gross carrying amount
Financial instruments
Loans and advances to customers	839,521	772,088
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers	84,583	85,256
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers	374,707	326,117
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers	34,757	35,756
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers	30,864	37,232
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers	53,302	52,176
Services | Gross carrying amount
Financial instruments
Loans and advances to customers	137,525	123,078
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers	20,840	18,278
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers	102,943	94,195
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers	362,069	344,684
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers	84,583	85,189
Securitized mortgage assets | Gross carrying amount
Financial instruments
Loans and advances to customers	205,242	189,854
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers	19,207	10,000
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers	63,782	52,089
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers	83,435	67,619
Loans to customers (non-performing) | Gross carrying amount
Financial instruments
Loans and advances to customers	$ 21,203	$ 22,653